FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of recurring basis to determine the fair value of the liability

	Fair value measured as of December 31, 2023
	Fair value on December 31, 2023	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liability	$289,165	$–	$–	$289,165
Derivative Liability	121,326	–	–	121,326
Total Fair value	$410,491	$–	$–	$410,491

Schedule of liabilities measures at fair value

	Warrant Liability	Derivative Liability	Total
Balance - January 1, 2023	$–	$–	$–
Additional warrant and derivative liability	736,249	320,561	1,056,810
Change in fair value	(447,084)	(199,235)	(646,319)
Balance – December 31, 2023	$289,165	$121,326	$410,491

Schedule of assumptions

	As of Issuance	As of Dec 31, 2023
	Warrant Liability	Warrant Liability
Strike Price	$0.63	$0.27
Contractual term (years)	5.0	5.0
Volatility (annual)	80.0%	80.0%
Risk-free rate	3.52%	3.89%
Floor Financing price	$0.50	$0.14